Employee Benefits - Weighted Average Exercise Price (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2022 Options	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Weighted average exercise price
Outstanding at the beginning of the year (in usd per share)	$ 1.47		$ 0.02			$ 0			$ 0
Granted during the year (in usd per share)			3.67			0.11			0
Forfeited / canceled during the year (in usd per share)	1.26		0.18			0.04			0
Exercised during the year (in usd per share)	0.35		1.42			0			0
Outstanding at the end of the year (in usd per share)	$ 1.48		1.47			0.02			0
Exercisable at the end of the year (in usd per share)			$ 1.54	$ 1.54	$ 1.54	$ 0.01	$ 0.01	$ 0.01	$ 0
Number of options
Outstanding at the beginning of the year (in shares)		22,896,265		21,107,487	21,107,487			20,120,425	19,666,539
Granted during the year (in shares)				8,155,289	8,155,289			4,109,243	2,786,856
Forfeited / canceled during the year (in shares)		(650,232)		(6,204,471)	(6,204,471)			(3,122,181)	(2,332,970)
Exercised during the year (in shares)		(27,942)		(162,040)	(162,040)			0	0
Outstanding at the end of the year (in shares)		22,218,091		22,896,265	22,896,265		21,107,487	21,107,487	20,120,425
Exercisable at the end of the year (in shares)			19,105,908	19,105,908	19,105,908	16,461,945	16,461,945	16,461,945	11,817,828